Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Subscription receivable	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive loss	Total
Balance at Mar. 31, 2021	$ 5,000	$ (466,520)	$ 1,236,773	$ 813,235	$ 5,289,636	$ (985,325)	$ 5,892,799
Balance (in Shares) at Mar. 31, 2021	10,000,000
Net income (loss)					2,289,158		2,289,158
Capital contribution by shareholder		461,520					461,520
Foreign currency translation adjustment						368,037	368,037
Balance at Mar. 31, 2022	$ 5,000	(5,000)	1,236,773	813,235	7,578,794	(617,288)	9,011,514
Balance (in Shares) at Mar. 31, 2022	10,000,000
Net income (loss)					2,208,152		2,208,152
Foreign currency translation adjustment						(728,399)	(728,399)
Balance at Mar. 31, 2023	$ 5,000	(5,000)	1,236,773	813,235	9,786,946	(1,345,687)	$ 10,491,267
Balance (in Shares) at Mar. 31, 2023	10,000,000						10,000,000
Net income (loss)					(1,295,163)		$ (1,295,163)
Capital injection by shareholder		5,000					5,000
Issuance of ordinary shares upon Initial Public Offering (“IPO”) and over-allotment, net of issuance cost	$ 791		3,619,022				3,619,813
Issuance of ordinary shares upon Initial Public Offering (“IPO”) and over-allotment, net of issuance cost (in Shares)	1,581,250
Foreign currency translation adjustment						(523,250)	(523,250)
Balance at Mar. 31, 2024	$ 5,791		$ 4,855,795	$ 813,235	$ 8,491,783	$ (1,868,937)	$ 12,297,667
Balance (in Shares) at Mar. 31, 2024	11,581,250						11,581,250